Fair value measurement and hierarchy	6 Months Ended
Feb. 29, 2024
Fair value measurement and hierarchy
Fair value measurement and hierarchy

21. Fair value measurement and hierarchy

The fair value measurement of the Company’s financial and non-financial assets and liabilities utilizes market observable inputs and data as far as possible. Inputs used in determining fair value measurements are categorized into different levels based on how observable the inputs used in the valuation technique utilized are (the “fair value hierarchy”):

●	Level 1: Quoted prices in active markets for identical items [unadjusted];
●	Level 2: Observable direct or indirect inputs other than Level 1 inputs; and
●	Level 3: Unobservable inputs [i.e., not derived from market data].

The classification of an item into the above levels is based on the lowest level of the inputs used that has a significant effect on the fair value measurement of the item. Transfers of items between levels are recognized in the period they occur.

The carrying amount of trade and other receivables, advances to/from related parties and trade and other payables are assumed to approximate their fair value due to their short-term nature.

The fair value of financial liabilities is estimated by discounting the remaining contractual maturities at the current market interest rate that is available for similar financial liabilities.

Classified as Level 3, the fair value of Debentures was estimated using the partial differential equation model to value convertible debentures that include a call feature. Key assumptions used in the model include volatility, which was based on actual trading data, difference in volatility since initial issuance of the instrument and similar instruments on the market, and credit spread, which was based on corporate bond yield spreads in the market and credit spread data for similar public companies. The model included a fair value adjustment based on an initial calibration exercise. During the three months ended February 28, 2023, the Company recorded an impairment loss on the Debentures based on the estimated recoverable amount of the financial asset [note 5].

The fair value of the derivative liabilities related to the warrants issued to common shareholders is classified as Level 3 in the fair value hierarchy and is calculated using the Black-Scholes Option Pricing Model using the historical volatility of comparable companies as an estimate of future volatility, as well as the current market price of the Voting Common Shares. As at February 29, 2024, the Company used volatility of approximately 76% over the remaining contractual life in order to determine the fair value of the derivative liabilities. As at February 29, 2024, if the volatility used was increased by 10%, the impact would be an increase of $121,000 to the derivative liabilities with a corresponding decrease in total comprehensive income. As at February 29, 2024, if the current market price of the Voting Common Shares increased by 10%, the impact would be an increase of $199,000 to the derivative liabilities with a corresponding decrease in total comprehensive income [note 15].

The fair value of the derivative liabilities related to the Series A and B Convertible Preferred Shares is classified as Level 3 in the fair value hierarchy and is calculated using the Monte Carlo simulation run under the Geometric Brownian Motion model. The significant input assumptions into the model for each valuation date include the starting share price, a 70% volatility applied to the Series A and Series B Convertible Preferred Shares as at the issuance date, a 75% volatility applied to the Series A and Series B Convertible Preferred Shares as at February 29, 2024, a 50% volatility applied to the warrants issued with the Series A and Series B Convertible Preferred Shares and a risk-free rate based on the U.S. treasury rates matching the duration of each component of the Series A and Series B Convertible Preferred Shares. As at February 29, 2024, if the volatility used was increased by 5%, the impact would be an increase of $184,000 to the derivative liabilities with a corresponding decrease in total comprehensive income [note 15].